                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                    FORM 10-D


                               Asset-Backed Issuer
             Distribution Report Pursuant to Section 13 or 15(d) of
                        The Securities Exchange Act of 1934


           For the monthly distribution period from January 1, 2006 to
                                 January 31, 2006

        Commission File Number of issuing entity:  000-23108

                           DISCOVER CARD MASTER TRUST I
            (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                  Discover Bank
              (Exact name of depositor as specified in its charter)

                                  Discover Bank
               (Exact name of sponsor as specified in its charter)

       Delaware                                       51-0020270
        (State or jurisdiction of Incorporation or    (IRS Employer
        organization of the issuing entity)           Identification No.)


       c/o Discover Bank
       12 Read's Way
       New Castle, Delaware                                          19720
       (Address of principal executive offices of the           (Zip Code)
       issuing entity)


                                  (302) 323-7434
                     (Telephone Number, including area code)


       Title of Class    Registered/reporting pursuant to (check one)

       Credit Card Pass-Through Certificates          Section 15(d)
                                                         x


       Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities
       Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
       requirements for the past 90 days.  Yes x   No ___

Item 1. Distribution and Pool Performance Information

(A)   Series 1996-3:
On February 15, 2006, the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 1996-3, which is attached as Exhibit 20(a) hereto.
February 15, 2006 is also the date on which holders of Class A
Certificates received final payment of principal and interest.
Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.



(B)   Series 1996-4:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 1996-4, which is attached as Exhibit 20(b) hereto.

(C)   Series 2000-4:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2000-4, which is attached as Exhibit 20(c) hereto.

(D)   Series 2000-7:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2000-7, which is attached as Exhibit 20(d) hereto.

(E)   Series 2000-9:
On February 15, 2006, the Registrant made available the Monthly Certificateholders' Statement for January 2006 with respect to Series 2000-9, which is attached as Exhibit 20(e) hereto.
February 15, 2006 is also the date on which holders of Class B Certificates received final payment of principal and interest. (holders of the Class A Certificates received final payment of principal and interest on January 17, 2006). Accordingly, Series 2000-9 terminated after the final payment on February 15, 2006 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.



(F)   Series 2001-1:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2001-1, which is attached as Exhibit 20(f) hereto.

(G)   Series 2001-2:
On February 15, 2006, the Registrant made available the Monthly Certificateholders' Statement for January 2006 with respect to Series 2001-2, which is attached as Exhibit 20(g) hereto.
February 15, 2006 is also the date on which holders of Class B Certificates received final payment of principal and interest. (holders of the Class A Certificates received final payment of principal and interest on January 17, 2006). Accordingly, Series 2001-2 terminated after the final payment on February 15, 2006 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.



(H)   Series 2001-3:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2001-3, which is attached as Exhibit 20(h) hereto.

(I)   Series 2001-6:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2001-6, which is attached as Exhibit 20(i) hereto.

(J)   Series 2002-2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2002-2, which is attached as Exhibit 20(j) hereto.

(K)   Series 2002-3:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2002-3, which is attached as Exhibit 20(k) hereto.

(L)   Series 2003-1, Subseries 2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2003-1, Subseries 2, which is attached as Exhibit 20(l) hereto.

(M)   Series 2003-1, Subseries 3:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 20(m) hereto.

(N)   Series 2003-2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2003-2, which is attached as Exhibit 20(n) hereto.

(O)   Series 2003-3:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2003-3, which is attached as Exhibit 20(o) hereto.

(P)   Series 2003-4, Subseries 1:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 20(p) hereto.

(Q)   Series 2003-4, Subseries 2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 20(q) hereto.

(R)   Series 2004-1:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2004-1, which is attached as Exhibit 20(r) hereto.

(S)   Series 2004-2, Subseries 1:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 20(s) hereto.

(T)   Series 2004-2, Subseries 2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 20(t) hereto.

(U)   Series 2005-1:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2005-1, which is attached as Exhibit 20(u) hereto.

(V)   Series 2005-2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2005-2, which is attached as Exhibit 20(v) hereto.

(W)   Series 2005-3:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2005-3, which is attached as Exhibit 20(w) hereto.

(X)   Series 2005-4, Subseries 1:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 20(x) hereto.

(Y)   Series 2005-4, Subseries 2:
On February 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for January 2006 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 20(y) hereto.


   Item 3.Sales of Securities and Use of Proceeds

   On January 27, 2006, $1,700,000,000 aggregate principal amount of Series 2006-A Class A Certificates ("Series 2006-A") were sold to three purchasers in reliance upon the exemption contained in
   Section 4(2) of the Securities Act of 1933, as amended, pursuant to a Certificate Purchase Agreement, dated as of January 27, 2006, between Discover Bank as Master Servicer, Servicer, and Seller and the purchasers named therein, and the Series Supplement, dated as of January 27, 2006, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "2006-A Series Supplement").


   Also on January 27, 2006, $700,000,000 aggregate principal amount of Series 2006-B Class A Certificates ("Series 2006-B") were sold to one purchaser in reliance upon the exemption contained in
   Section 4(2) of the Securities Act of 1933, as amended, pursuant to a Certificate Purchase Agreement, dated as of January 27, 2006, between Discover Bank as Master Servicer, Servicer, and Seller and the purchaser named therein, and the Series Supplement, dated as of January 27, 2006, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "2006-B Series Supplement" and together with the Series 2006-A Series Supplement, the "Series Supplements").

   The respective purchasers of the certificates issued in Series 2006-A and Series 2006-B are accredited investors.


   The Trust allocates collections and interchange among the series, including Series 2006-A and Series 2006-B, based on each series' investor interest in receivables. The Trust also allocates receivables that the Trust has charged off as uncollectible to series based on the investor interest in the receivables. The Series Supplements specify the percentage of these allocations to the certificates of Series 2006-A and Series 2006-B, as applicable, at each point in time. These percentages vary based on a number of factors, including whether the Trust has started to pay principal to investors in a series, and as applicable, certain credit enhancement features. The class percentage may, under certain circumstances, differ for finance charge collections,
   principal collections, interchange and charged-off amounts.   The Trust
   generally uses finance charge collections (including recoveries on charged-off accounts), interchange and investment income to pay interest and to reimburse certificateholders for charged-off receivables allocated to them. The Trust generally uses principal collections to either pay principal to investors or to pay Discover
   Bank in exchange for new receivables that cardmembers have generated on the accounts designated as part of the Trust.


   In general, the Trust will use each series' or subseries' share of collections and other income to make required payments to investors, to pay servicing fees and to reimburse its share of charged-off amounts. If either Series 2006-A or Series 2006-B has more collections and other income than it needs in any month, the Trust may make the excess collections and other income available to other series or subseries so those series may pay their investors, servicing fees and share of charged-off amounts. If either Series 2006-A or Series 2006-B does not have enough collections and other income in any month, the Trust may use excess collections and other income, including interchange, available from other series or subseries to make payments for Series 2006-A or Series 2006-B, as applicable.


   Discover Bank, in its capacity as "Seller" under the Pooling and Servicing Agreement, may direct the trustee to issue new series of certificates, or increase the size of a series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding.

   The net proceeds (after expenses) from the sale of each series of certificates for Series 2006-A and Series 2006-B were paid to Discover Bank as Seller and depositor and added to its general funds.


   The approval of or notification to outstanding certificateholders of the Trust is not required in connection with a new issuance. In addition, Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Trust or convey interests in other credit card receivables pools to the Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Trust if the aggregate amount of principal receivables in the Trust is less than a minimum level that relates to the sum of investor interest for all series then outstanding. Discover Bank, subject to certain limitations may, but is not obligated to, remove credit card accounts from the Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.


Item 9.   Exhibits

Exhibit No.      Description

4.1 First Amendment to Amended and Restated Pooling and Servicing Agreement, dated as of January 4, 2006, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, and Global Amendment to Certain Series Supplements thereto (incorporated by reference to Exhibit 4.1 to Discover Card Master Trust I's Current Report on Form 8-K filed on January 9, 2006).

20(a) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 1996-3.

20(b) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 1996-4.

20(c) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2000-4.

20(d) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2000-7.

20(e) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2000-9.

20(f) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2001-1.

20(g) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2001-2.

20(h) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2001-3.

20(i) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2001-6.

20(j) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2002-2.

20(k) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2002-3.

20(l) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2003-1, Subseries 2.

20(m) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2003-1, Subseries 3.

20(n) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2003-2.

20(o) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2003-3.

20(p) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2003-4, Subseries 1.

20(q) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2003-4, Subseries 2.

20(r) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2004-1.

20(s) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2004-2, Subseries 1.

20(t) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2004-2, Subseries 2.

20(u) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2005-1.

20(v) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2005-2.

20(w) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2005-3.

20(x) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2005-4, Subseries 1.

20(y) Monthly Certificateholders' Statement, related to the month ending January 31, 2006, for Series 2005-4, Subseries 2.



                                 SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   DISCOVER BANK
                                   (Depositor)

                                   /s/ Michael F. Rickert

     Date: February 15, 2006       Michael F. Rickert
                                   Vice President, Chief Accounting Office
                                   and Treasurer